COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2015 lease	Dec. 31, 2019 suezmax_tanker	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 USD ($)	Dec. 31, 2019 large_range_2_tanker	Aug. 31, 2019 vessel suezmax_tanker	Dec. 31, 2018 USD ($) very_large_crude_carrier	Dec. 31, 2017 very_large_crude_carrier	Dec. 31, 2017 large_range_2_tanker	Dec. 31, 2016 MR_product_tanker	Feb. 01, 2013 MR_product_tanker
Other Commitments [Line Items]
Number of newbuild vessels			1	1		4		2	4	1	6	12
Installments and newbuilding supervision fees paid	$ 45,000
Newbuilding installment Commitments	$ 302,000
Newbuilding installment commitments due in 2020					$ 159,600
Newbuilding installment commitments due in 2021					109,100
Newbuilding installment commitments due in 2022					33,300
Number of leases assigned to third parties and related parties | lease		2
Outstanding lease payments, guaranteed by the Company					5,400			$ 6,300
Number of vessels owned | vessel	11
EGCS commitments					8,300
Number of vessels with BWTS commitments | vessel	8
BWTS commitments					2,900
Number of assets acquired | suezmax_tanker			10
Cash consideration due upon closing of SPA	$ 538,200
Finance lease liability					359,910
Number of leased assets | vessel							5
Finance Lease Liability
Other Commitments [Line Items]
Cash consideration due upon closing of SPA	$ 269,200
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out
Other Commitments [Line Items]
Finance lease liability					$ 272,000
Number of leased assets | suezmax_tanker			5				5